RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related parties
Name of related parties	Relationship with the Company
PSM-ZJK	An equity investee of the Zhongjinke Shenzhen
ZhongJinKe Fastener CO.,Ltd	Controlled by Jieke Zhu
Shenzhen Qianhaishi Micro Science Co., Ltd	Controlled by Kai Huang
Ning Ding	Chief Executive Officer and a Director of the Company
Kai Huang	A Director of the Company and Former Chief Financial Officer
Kai Ding	A shareholder of the Company
Dongxin Zhou	A shareholder of the Company
Jieke Zhu	A shareholder of the Company
Minghui Zhu	Father of Jieke Zhu
Huiming Liu	A shareholder of the Company
Chaoyong Xu	A shareholder of the Company
Qianrui Ding	Daughter of Ning Ding
Baozhen Zhu	Wife of Ning Ding
Meigui Zeng	Wife of Huiming Liu
DNR TECHNOLOGY CO., LTD.	A shareholder of the Company
NEWMICRO HOLDING LIMITED	A shareholder of the Company
JINSHAN INTERNATIONAL INVESTMENT CO.,LTD.	A shareholder of the Company
KKD HOLDING LIMITED.	A shareholder of the Company
VIMISCI HOLDING LIMITED	A shareholder of the Company

Schedule of Accounts receivable-due from a related party

	As of
	December 31, 2025	June 30, 2026
Name of related party	$US	$US
		(Unaudited)
PSM ZJK	11,227,799	8,498,381
Total	11,227,799	8,498,381

Schedule of Other receivables-due from related parties

		As of
		December 31, 2025	June 30, 2026
		$US	$US
			(Unaudited)
Name of related parties	Nature
Baozhen Zhu	Loan to related parties	5,152	—
Meigui Zeng	Loan to related parties	5,152	—
Dongxin Zhou	Loan to related parties	2,145	—
Ning Ding	Expenses paid on behalf of related parties	489,645	—
Chaoyong Xu	Expenses paid on behalf of related parties	37,992	—
Huiming Liu	Expenses paid on behalf of related parties	37,992	—
Jieke Zhu	Expenses paid on behalf of related parties	5,717	—
Dongxin Zhou	Expenses paid on behalf of related parties	5,584	—
Kai Ding	Expenses paid on behalf of related parties	5,198	—
DNR TECHNOLOGY CO., LTD.	Expenses paid on behalf of related parties	2,628	2,628
NEWMICRO HOLDING LIMITED	Expenses paid on behalf of related parties	150	—
JINSHAN INTERNATIONAL INVESTMENT CO.,LTD.	Expenses paid on behalf of related parties	150	—
KKD HOLDING LIMITED.	Expenses paid on behalf of related parties	915	—
VIMISCI HOLDING LIMITED	Expenses paid on behalf of related parties	47	47
PSM-ZJK	Expenses paid on behalf of related parties	—	1,038
Total		598,467	3,713

Schedule of Other receivables-due from related parties

		As of
		December 31, 2025	June 30, 2026
		$US	$US
			(Unaudited)
Name of related parties	Nature
Ning Ding	Sales Compensation	1,665,314	2,294,040
Kai Ding	Sales Compensation	306,666	—
Kai Huang	Loan from related parties	142,998	147,382
Ning Ding	Loan from related parties	108,691	119,988
Ning Ding	Expenses paid on behalf of the Company	95,055	95,044
Qianrui Ding	Expenses paid on behalf of the Company	3,500	3,500
Total		2,322,224	2,659,954

Schedule of related parties

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Related party sales
PSM ZJK	9,549,460	9,355,383

Sales Compensation
Ning Ding	410,292	628,728

Loan to related parties
Ning Ding	(239,336)	—
Kai Ding	(69,101)	—
Dongxin Zhou	(2,073)	—

Collection of loans to related parties
Ning Ding	41,461	—
Kai Ding	69,101	—
Kai Huang	68,474	—
Baozhen Zhu	—	5,152
Meigui Zeng	—	5,152
Dongxin Zhou	—	2,145

Rental income
PSM-ZJK	39,696	40,622